Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	$ 189,072	$ 111,874
Gross Unrealized Gains, Available-for-sale	1,790	701
Gross Unrealized Losses, Available-for-sale	(424)	(429)
Fair Value, Available-for-sale	190,438	112,146
Amortized Cost, Held-to-maturity	9,045	13,869
Gross Unrealized Gains, Held-to-maturity	192	143
Gross Unrealized Losses, Held-to-maturity	(12)	(62)
Fair Value, Held-to-maturity	9,225	13,950
Amortized Cost	202,784	130,410
Gross Unrealized Gains	2,016	883
Gross Unrealized Losses	(436)	(491)
Fair Value	204,364	130,802
U.S. Treasury Security [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	999	998
Gross Unrealized Gains, Available-for-sale	12	1
Fair Value, Available-for-sale	1,011	999
U.S. Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	13,998	5,500
Gross Unrealized Gains, Available-for-sale	8
Gross Unrealized Losses, Available-for-sale		(4)
Fair Value, Available-for-sale	14,006	5,496
Amortized Cost, Held-to-maturity		4,999
Gross Unrealized Losses, Held-to-maturity		(6)
Fair Value, Held-to-maturity		4,993
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	138,964	75,676
Gross Unrealized Gains, Available-for-sale	1,184	326
Gross Unrealized Losses, Available-for-sale	(136)	(145)
Fair Value, Available-for-sale	140,012	75,857
Amortized Cost, Held-to-maturity	5,620	8,870
Gross Unrealized Gains, Held-to-maturity	192	143
Gross Unrealized Losses, Held-to-maturity	(12)	(56)
Fair Value, Held-to-maturity	5,800	8,957
Asset-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	848	934
Gross Unrealized Losses, Available-for-sale	(11)	(17)
Fair Value, Available-for-sale	837	917
State and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	23,422	21,161
Gross Unrealized Gains, Available-for-sale	544	351
Gross Unrealized Losses, Available-for-sale		(1)
Fair Value, Available-for-sale	23,966	21,511
Amortized Cost, Held-to-maturity	3,425
Fair Value, Held-to-maturity	3,425
Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	10,841	7,605
Gross Unrealized Gains, Available-for-sale	42	23
Gross Unrealized Losses, Available-for-sale	(277)	(262)
Fair Value, Available-for-sale	10,606	7,366
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Equity securities	53	53
Gross Unrealized Gains, Equity securities	34	39
Fair Value, Equity securities	87	92
Restricted Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,614	4,614
Fair Value	$ 4,614	$ 4,614